CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Income	$ 35,394	$ 70,684	$ 111,671	$ 78,038	$ 58,872
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,316	8,434	18,732	17,143	13,272
Amortization of deferred loan costs and debt discount	1,667	321	1,949
Cost of Revenue	80,106	133,276	266,787	315,052	288,474
Non-cash affiliate interest expense		7,629	7,629	19,788	20,996
Stock-based compensation expense	3,916	170	664	250	146
Deferred income taxes, net	(2,893)	6,965	12,145	5,238	(2,425)
Other	975	160	(199)	261	5
Changes in operating assets and liabilities:
Finance and service charges on loans and finance receivables	5,147	2,339
Finance and service charges on consumer loans			3,695	(5,697)	(6,900)
Other receivables and prepaid expenses	921	(5,089)
Prepaid expenses and other assets			(7,607)	1,842	(200)
Accounts payable and accrued expenses	5,462	1,601	7,705	6,378	3,257
Related party payable, net		11,451
Current income taxes payable	(6,089)	(45)	6,764	5	11
Net cash provided by operating activities	134,922	237,896	429,935	438,298	375,508
Cash Flows from Investing Activities
Loans and finance receivables originated or acquired	(491,083)	(662,868)
Consumer loans originated or acquired			(1,298,008)	(1,344,851)	(1,140,215)
Loans and finance receivables repaid	418,572	538,465
Consumer loans repaid			1,006,762	955,984	793,748
Acquisitions	(17,735)
Purchases of property and equipment	(26,502)	(6,828)	(13,284)	(14,872)	(17,872)
Restricted cash deposit			(7,868)
Investment in non-marketable securities			(703)		(1,000)
Other investing activities	15		4		(178)
Net cash used in investing activities	(116,733)	(131,231)	(313,097)	(403,739)	(365,517)
Cash Flows from Financing Activities
Issuance of long-term debt		493,810	493,810
Dividend paid to Cash America		(122,384)	(122,384)
Debt issuance costs paid		(16,323)	(16,330)
Net equity transactions with Cash America		(2,151)	(2,373)	(5,023)	(4,938)
Payments on affiliate line of credit		(431,762)	(431,762)	(23,544)	(4,070)
Net cash used in financing activities		(78,810)	(79,039)	(28,567)	(9,008)
Effect of exchange rates on cash	2,942	4,450	(10,173)	3,940	2,154
Net increase in cash and cash equivalents	21,131	32,305	27,626	9,932	3,137
Cash and cash equivalents at beginning of year	75,106	47,480	47,480	37,548	34,411
Cash and cash equivalents at end of period	96,237	79,785	$ 75,106	$ 47,480	$ 37,548
Supplemental Disclosures
Loans and finance receivables renewed	102,688	$ 189,605
Promissory note issued	$ 3,000